Accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade (Note 31)	$ 938,417	$ 904,887
R&D and other tax credits	187,347	180,953
Other	105,688	133,462
Total accounts receivable	$ 1,231,452	$ 1,219,302